CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
NOTE 5. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, bank checking account balances, time deposits and mutual funds. These are short-term highly liquid investments that are readily convertible to known amounts of cash, and are subject to an insignificant risk of changes in value.

The investment objective of time deposits is to maximize the amounts of cash surpluses in the short-term. These instruments are permitted under Arauco’s Investment Policy which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

Arauco invests in local and international mutual funds in order to maximize the returns of cash surpluses denominated in Chilean Pesos or in foreign currencies such as U.S. Dollars or Euros. These instruments are permitted under Arauco’s Investment Policy.

As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

	12-31-2017	12-31-2016
Components of Cash and Cash Equivalents	ThU.S.$	ThU.S.$
Cash on hand	148	3,156
Bank checking account balances	209,037	146,290
Time deposits	292,105	247,391
Mutual funds	73,170	195,416
Other cash and cash equivalents (*)	15,426	-
Total	589,886	592,253

(*) Applies to purchase contracts resale commitments.

The risk classification of the mutual funds in effect as of December 31, 2017 and December 31, 2016 is shown below.

	December 2017 ThU.S.$	December 2016 ThU.S.$
AAAfm	70,808	192,895
AAfm	2,362	2,521
Total Mutual Funds	73,170	195,416

Changes in Financial Liabilities

		Cash Flow
	Opening balance	Borrowings	Borrowings	Interest	Accrued	Inflation	Non-cash	Closing balance
	12-31-2016	obtained	paid	paid	interest	adjustment	movements	12-31-2017
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Borrowings from banks	914,358	421,309	(481,205)	(28,141)	27,894	(439)	4,681	858,457
Hedging liabilities	87,364	-	-	-	-	-	(81,971)	5,393
Bonds and promissory notes	3,452,658	891,172	(1,146,506)	(233,045)	218,326	122,324	(2,244)	3,302,685
Total	4,454,380	1,312,481	(1,627,711)	(261,186)	246,220	121,885	(79,534)	4,166,535

		Cash Flow
	Opening balance	Borrowings	Borrowings	Interest	Accrued	Inflation	Non-cash	Closing balance
	12-31-2015	obtained	paid	paid	interest	adjustment	movements	12-31-2016
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Borrowings from banks	997,542	550,226	(645,211)	(27,692)	27,471	9	12,013	914,358
Hedging liabilities	227,568	-	-	-	-	-	(140,204)	87,364
Bonds and promissory notes	3,180,334	187,427	-	(163,881)	165,017	79,923	3,838	3,452,658
Total	4,405,444	737,653	(645,211)	(191,573)	192,488	79,932	(124,353)	4,454,380